Summary of Significant Accounting Policies - Company's Accounts Payable (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Payable [Line Items]
Accounts payable	$ 5,115	$ 3,695	$ 2,493
Real Estate Segment
Accounts Payable [Line Items]
Accounts payable		2,008	751
Healthcare Services
Accounts Payable [Line Items]
Accounts payable	$ 2,202	$ 1,687	$ 1,742